S000069558 [Member] Investment Objectives and Goals - iShares 25+ Year Treasury STRIPS Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 25+ YEAR TREASURY STRIPS BOND ETFGOVZ | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal of Securities”) with remaining maturities of at least 25 years.